Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Par value per share	$ 0.3	$ 0.3
Number of shares authorised	1,000,000,000	1,000,000,000
Accumulated Legal and special reserve	$ 154,743	$ 131,490
Proportion of ownership interest in associate	100.00%
Percentage Of Annual Net Income Set Aside As Legal Reserve	10.00%
Cash dividend	$ 83,720
Cash dividend, per shares	$ 0.24
Issued capital
Statement [line items]
Par value per share	$ 0.3	$ 0.3
Number of shares outstanding	349,448,102	348,833,050
Number of shares issued	356,699,482	356,699,482
Treasury shares
Statement [line items]
Number of shares outstanding	(7,251,380)	(7,866,432)	(8,102,000)	(9,166,000)